DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Tables
Convertible notes payable

A summary of convertible notes payable as of December 31, 2015 is as follows:

Amount
Outstanding December 31, 2013	$2,596,667
Borrowings	4,263,002
Repayments	(1,936,667)
Conversions to Common stock	(660,000)
Outstanding, December 31, 2014	$4,263,002
Borrowings	1,103,817
Repayments	(2,883,000)
Conversions to common stock	(1,147,000)
Outstanding, December 31, 2015	$1,336,819